Fair Value of Assets and Liabilities - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) 10Q - Performance Incentive Fee Liability [Member] - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 4,913	$ 0	$ 0
Issuances	1,663	1,002
Cash payment of loan trailing fee	(826)	(4)
Change in fair value, included in origination and servicing	64	4
Fair value at end of period	$ 5,814	$ 1,002	$ 4,913